Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Preparation
A.          Basis of Preparation

The accompanying interim unaudited condensed consolidated financial statements included herein have been prepared by the Company in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“GAAP”) for complete financial statements due to the permitted exclusion of certain disclosures for interim reporting. In management’s opinion, the interim financial data presented includes all adjustments necessary for a fair statement. All intercompany accounts and transactions have been eliminated. Operating results for the six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for any future period or for the year ending December 31, 2023.

These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2022.

Use of Estimates
B.          Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements. As applicable to these consolidated financial statements, the most significant estimate relates to the fair value of contingent consideration.

Significant Accounting Policies
C.          Significant Accounting Policies

The Company’s significant accounting policies are discussed in Note 2, Summary of Significant Accounting Policies, in the Company’s Annual Report for the year ended December 31, 2022.

Foreign currencies
D.          Foreign currencies

The functional currency of the Company is the U.S. dollar. Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standard Codification ("ASC") Topic 830 "Foreign Currency Matters." All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.